Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2018
Land use rights, net
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2017	2018
	RMB	RMB
Cost	1,688,966	2,093,750
Less: Accumulated amortization	(86,058)	(124,574)
Land use rights, net	1,602,908	1,969,176